Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Components of the Income (Loss) Before Income Tax

The components of the income (loss) before income taxes from continuing operations are as follows:

	For the Six Months Ended June 30,
	2026	2025
PRC subsidiaries	$1,092,257	$5,567,597
Singapore subsidiary	(373,758)	(127,131)
Hong Kong subsidiaries	1,137,421	(3,708,482)
Cayman subsidiaries	(439,933)	(362,174)
	$1,415,987	$1,369,810

Schedule of Income Tax Expenses (Benefits)

For the six months ended June 30, 2026 and 2025, the income tax expenses (benefits) were comprised of the following:

	For the Six Months Ended June 30,
	2026	2025
Current income tax expenses	$473,489	$543,641
Deferred income tax (benefits) expenses	(21,204)	993,625
Total income tax expenses	$452,285	$1,537,266

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and deferred tax liabilities as of June 30, 2026 and December 31, 2025 consist of the following:

	June 30, 2026	December 31, 2025
Deferred tax assets:
Net operating losses carryforwards	$533,774	$547,966
Inventory write-down	972,391	948,544
Operating lease liabilities	220,416	10,744
Total deferred tax assets, gross	1,726,581	1,507,254
Less: valuation allowance	—	—
	$1,726,581	$1,507,254
Deferred tax liabilities
Operating lease right-of-use assets	(210,446)	(12,323)
Total deferred tax assets, net	$1,516,135	$1,494,931